Investment In Unconsolidated Joint Venture	12 Months Ended
Dec. 31, 2016
Investment In Unconsolidated Joint Venture [Abstract]
Investment In Unconsolidated Joint Venture

NOTE 5.  INVESTMENT IN UNCONSOLIDATED JOINT VENTURE

On August 1, 2016, the Company entered into a joint venture with Three Wall Capital LLC and certain of its affiliates (“TWC”) to acquire a 254-room Aloft hotel in downtown Atlanta, Georgia.  The Company accounts for the Atlanta JV under the equity method.  Condor owns 80% of the Atlanta JV with TWC owning the remaining 20%.  The Atlanta JV is comprised of two companies: Spring Street Hotel Property II LLC, of which CHLP indirectly owns an 80% equity interest, and Spring Street Hotel OpCo II LLC, of which our TRS indirectly owns an 80% equity interest.  TWC owns the remaining 20% equity interest in these two companies.

On August 22, 2016, the Atlanta JV closed on the acquisition of the Atlanta Aloft for a purchase price of $43,550, subject to working capital and similar adjustments.  The purchase price was allocated by the Atlanta JV based on fair value, which was determined using Level 3 fair value inputs, as documented in the table below:

Hotel	Land	Buildings, improvements, and vehicles	Furniture and equipment	Land option (1)	Total purchase price	Debt originated at acquisition	Net cash
Aloft	$13,025	$34,048	$2,667	$(6,190)	$43,550	$33,750	$9,800
Atlanta, GA

(1)	The purchase agreement includes a provision which permits the seller to purchase the surface parking lot north of the hotel exercisable for ten years at less than market rates

The purchase price for the Atlanta Aloft was paid with $9,800 in cash, of which $7,840 was contributed by Condor and $1,960 was contributed by TWC, and $33,750 of proceeds from a term loan secured by the property.  Condor additionally contributed $1,440 and TWC additionally contributed $360 to the Atlanta JV to cover acquisition costs and to provide working capital to the entity.  The term loan, obtained from LoanCore Capital Credit REIT LLC, has an initial term of 24 months with three 12-month extension periods which may be exercised at the Atlanta JV’s option subject to certain conditions and fees.  The interest rate is a floating rate calculated on the one-month LIBOR plus 5.0%, and as a condition to closing, the Atlanta JV purchased a LIBOR cap of 3.0%.  The current interest rate on the loan is 5.75%.  The loan is non-recourse to the Atlanta JV, subject to specified exceptions.  The loan is also non-recourse to Condor, except for certain customary carve-outs which are guaranteed by the Company.

Under the Atlanta JV agreement, the Atlanta JV is managed by TWC in accordance with business plans and budgets approved by both partners.  Major decisions as detailed in the agreement also require joint approval.  Condor may remove TWC as manager of the Atlanta JV and appoint a new manager only upon the occurrence of certain events.  The Atlanta Aloft hotel is managed by Boast Hotel Management Company LLC (“Boast”), an affiliate of TWC.  The Atlanta JV paid to Boast total management fees of $110 during the year ended December 31, 2016.

Net cash flow and profits from the Atlanta JV will be distributed each fiscal year first with a 10% preferred return on capital contributions to Condor, second with a 10% preferred return on capital contributions to TWC, and third with any remainder distributed to the partners based on their pro-rata equity ownership. Losses are allocated based on pro-rata equity ownership. The Atlanta JV agreement also includes buy-sell rights for both members (generally after three years of hotel ownership for Condor and after five years for TWC) and Condor has a purchase option for TWC’s Atlanta JV ownership interest exercisable between the third and fifth anniversary of the hotel closing.

The following tables represent the total assets, liabilities, equity, and components of net income (loss), including the Company’s share, of the Atlanta JV as of and for the year ended December 31, 2016:

As of
December 31, 2016
Investment in hotel properties, net	$49,305
Cash and cash equivalents	1,184
Restricted cash, property escrows	464
Accounts receivable, prepaid expenses, and other assets	320
Total Assets	$51,273
Accounts payable, accrued expenses, and other liabilities	$633
Land option liability	6,190
Long-term debt, net of deferred financing costs	33,155
Total Liabilities	39,978
Condor equity	9,036
TWC equity	2,259
Total Equity	11,295
Total Liabilities and Equity	$51,273

Year ended December 31, 2016
Revenue
Room rentals and other hotel services	$3,703
Operating Expenses
Hotel and property operations	2,457
Depreciation and amortization	471
Acquisition	299
Total operating expenses	3,227
Operating income	476
Net loss on disposition of assets	(2)
Net loss on derivative	(6)
Interest expense	(773)
Net loss	$(305)

Condor allocated loss	$(244)
TWC allocated loss	(61)
Net loss	$(305)